Variable Portfolio – Partners International Core Equity Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.4%
Issuer	Shares	Value ($)
Austria 2.1%
Erste Group Bank AG	914,819	40,771,397
Brazil 1.6%
MercadoLibre, Inc.(a)	19,979	30,207,449
China 0.6%
Contemporary Amperex Technology Co., Ltd., Class A	411,781	10,766,061
Denmark 5.6%
Novo Nordisk A/S	566,910	72,719,479
Vestas Wind Systems A/S(a)	1,312,536	36,611,364
Total		109,330,843
France 10.9%
Carrefour SA	1,526,833	26,191,797
EssilorLuxottica SA	214,846	48,600,665
Legrand SA	350,443	37,110,766
Sanofi SA	330,791	32,180,837
Schneider Electric SE	293,953	66,383,978
Total		210,468,043
Germany 9.2%
Infineon Technologies AG	943,672	32,090,077
SAP SE	448,385	87,309,079
Siemens AG, Registered Shares	312,765	59,718,998
Total		179,118,154
Indonesia 1.1%
PT Bank Central Asia Tbk	32,760,600	20,833,706
Italy 1.6%
FinecoBank Banca Fineco SpA	2,032,690	30,443,189
Japan 19.1%
Bridgestone Corp.	946,700	41,957,508
FUJIFILM Holdings Corp.	1,170,600	26,285,376
KDDI Corp.	1,257,300	37,174,237
Keyence Corp.	81,200	37,697,987
Mitsubishi UFJ Financial Group, Inc.	4,898,600	49,838,857
MS&AD Insurance Group Holdings, Inc.	877,400	15,492,730
Recruit Holdings Co., Ltd.	884,500	38,835,572
Shimano, Inc.	100,200	14,906,109
SMC Corp.	51,700	29,167,084
Common Stocks (continued)
Issuer	Shares	Value ($)
Sony Group Corp.	522,700	44,821,906
Terumo Corp.	1,858,000	33,998,898
Total		370,176,264
Netherlands 6.9%
ASML Holding NV	79,552	77,122,629
Shell PLC	1,719,662	57,612,284
Total		134,734,913
South Korea 2.1%
Samsung Electronics Co., Ltd.	680,489	40,895,696
Spain 1.6%
Iberdrola SA	2,435,951	30,255,378
Sweden 1.5%
Svenska Handelsbanken AB, Class A	2,856,041	28,874,534
Switzerland 4.0%
Chocoladefabriken Lindt & Spruengli AG	3,413	40,849,605
Lonza Group AG, Registered Shares	61,152	36,544,346
Total		77,393,951
United Kingdom 20.5%
ARM Holdings PLC, ADR(a)	111,930	13,990,131
AstraZeneca PLC	293,410	39,417,822
Bunzl PLC	923,563	35,536,498
Burberry Group PLC	1,115,370	17,061,095
Diageo PLC	1,085,289	40,158,101
GSK PLC	2,363,118	50,737,085
Haleon PLC	7,018,962	29,414,924
NMC Health PLC(a),(b),(c)	293,698	0
Reckitt Benckiser Group PLC	609,161	34,725,249
RELX PLC	1,245,881	53,729,171
Rio Tinto PLC	589,280	37,257,171
Unilever PLC	919,965	46,183,938
Total		398,211,185

Variable Portfolio – Partners International Core Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Core Equity Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 7.0%
Booking Holdings, Inc.	10,525	38,183,437
Liberty Media Corp.-Liberty Formula One, Class C(a)	410,256	26,912,794
lululemon athletica, Inc.(a)	64,402	25,158,641
Roche Holding AG, Genusschein Shares	180,907	46,189,002
Total		136,443,874
Total Common Stocks (Cost $1,601,784,321)		1,848,924,637

Preferred Stocks 1.7%
Issuer	Shares	Value ($)
Germany 1.7%
Porsche AG	326,249	32,448,036
Total Preferred Stocks (Cost $27,408,607)		32,448,036

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(d),(e)	35,900,038	35,892,858
Total Money Market Funds (Cost $35,892,206)		35,892,858
Total Investments in Securities (Cost $1,665,085,134)		1,917,265,531
Other Assets & Liabilities, Net		20,152,391
Net Assets		$1,937,417,922
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	23,138,731	97,209,543	(84,456,068)	652	35,892,858	(1,470)	459,961	35,900,038
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Core Equity Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7054_12_C01_(05/24)